Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 2,741	$ 2,611	$ 2,289
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	10,518	9,429	7,494
Less accumulated depreciation and amortization	(7,777)	(6,818)	(5,205)
Total property and equipment, net	2,741	2,611	2,289
Property, Plant and Equipment [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,668	2,968	2,431
Property, Plant and Equipment [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,380	1,122	913
Property, Plant and Equipment [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,699	1,570	1,130
Property, Plant and Equipment [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,771	$ 3,769	$ 3,020